Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital
Share Capital

10. Share Capital

(a) Authorized:

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value.

(b) Issued:

(i) On July 28, 2023, the Company closed a financing consisting of 21,000,000 shares at CAD $0.21 per share for aggregate gross proceeds of CAD $4.4 million.

(ii) In November 2022, the Company proceeded with a rights offering whereby shareholders of the Company received one right for each common share held. Each two rights entitled holders to subscribe for one common share at a price of CAD$0.175. The Company closed the offering on December 16, 2022 and issued 25.3M common share for total gross proceeds of CAD$4.4 million. The Company also entered into a standby guaranty agreement with Sun Valley whereby Sun Valley shall purchase common shares issuable under the rights offering which remain unsubscribed under the basic subscription privilege and the additional subscription privilege. In August 2022, the Company obtained a bridge loan of CAD$2.5 million from Sun Valley as an advance payment for the standby guaranty (Note 9(d)). Pursuant to the standby guaranty agreement, Canagold issued 20.4M common shares to Sun Valley. From the CAD$3.6 million gross proceeds received from Sun Valley, the Company deducted a total of CAD$2.5 million to pay back and terminate the $2.5M loan provided by Sun Valley in August 2022 plus accrued interest of CAD$46,336, and a total of CAD$178,085 in fees pursuant to the standby guaranty agreement.

(iii) On October 19, 2022, the Company closed a private placement for 4.7 million flow through common shares at a price of CAD$0.32 per share for gross proceeds of CAD$1.5 million. The fair value of the shares was CAD$0.26 per share, resulting in the recognition of a flow through premium liability of CAD$0.06 per share for a total of CAD$282,000.

(iv) In December 2021 and January 2022, the Company closed a private placement in two tranches totalling 4.61 million flow through common shares at a price of CAD$0.50 per share for gross proceeds of CAD$2.3 million. On December 30, 2021, the Company closed the first tranche for 560,000 flow through common shares for gross proceeds of CAD$280,000. On January 18, 2022, the Company closed the second tranche for 4.05 million flow through common shares for gross proceeds of CAD$2.03 million.

(v) On October 28, 2021, the Company closed a brokered private placement with Red Cloud Securities Inc. (“Red Cloud”) for 10.6 million flow through common shares at a price of CAD$0.50 per share for gross proceeds of CAD$5.3 million. Finders’ fees were comprised of CAD$253,555 in cash and 638,510 broker warrants with each broker warrant exercisable to acquire one non flow through common share at an exercise price of CAD$0.75 until October 28, 2023.

(b) Issued (continued)

(vi) In 2021, stock options for 650,000 shares were exercised for proceeds of $204,100 and $179,700 was reallocated from reserve for share-based payments to share capital. Stock options for 210,000 common shares were cancelled for the exercise of share appreciation rights for 104,884 common shares at a fair value of CAD$0.68 per share. Also warrants for 301,624 common shares were exercised for proceeds of $72,000, and $33,100 was reallocated from reserve for share-based payments to share capital.

(c) Omnibus incentive plan:

The Company has an omnibus incentive compensation plan. Pursuant to the omnibus plan, at December 31, 2023, the Company currently has 5,788,939 shares listed and reserved under the plan for stock option activities, 6,500,000 shares for restricted share units grants, 2,500,000 shares for deferred share units grants and 1,000,000 Shares for performance share units grants. The Plan, together with all security-based compensation arrangements of the Company, has an aggregate maximum number of shares that can be reserved for issuance equal to 10% of the number of shares issued and outstanding, from time to time.

i) Stock Options:

The continuity of outstanding stock options for the year ended December 31, 2023 and 2022 is as follows:

	31-Dec-23		31-Dec-23
	Number of shares	Weighted average exercise prices (CAD$)	Number of shares	Weighted average exercise prices (CAD$)
Outstanding balance, beginning of year	2,235,000	$0.49	6,665,000	$0.48
Forfeited	-	$0.00	(4,020,000)	$0.46
Cancelled and expired	(1,335,000)	$0.49	(410,000)	$0.50
Outstanding balance, end of the year	900,000	$0.50	2,235,000	$0.49
Exerxcise price range		$0.30-$0.52		$0.30-$0.52

(c) Omnibus incentive plan: (continued)

i) Stock Options: (continued)

The following table summarizes information about stock options exercisable and outstanding at December 31, 2023:

	Options Outstanding and Exercisable
	Weighted	Weighted
	Average	Average
Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices
(CAD$)	31-Dec-23	(Number of Years)	(CAD$)

$0.30	40,000	0.49	$0.30
$0.50	60,000	1.50	$0.50
$0.50	300,000	2.48	$0.50
$0.52	500,000	2.53	$0.52
	900,000	2.35	$0.50

During the year ended December 31, 2023, the Company recognized share-based payments of $Nil (2022 - $154,000 and 2021 - $974,000), net of forfeitures, based on the fair value of stock options that were earned by the provision of services during the year.

No stock options were granted during the year ended December 31, 2023.

ii) Performance share units

No performance share units (PSUs) were granted during the years ended December 31, 2023, 2022, and 2021. Total PSUs available for granting are 1,000,000.

iii) Restricted share units

From the available 6,500,000 restricted share units (“RSUs”) under the Omnibus plan, 1,600,000 RSUs were granted to the officers of the Company during the year ended December 31, 2023. These RSUs vest over a period of two years. For accounting purposes, the Company amortizes the share-based compensation expense over the vesting period. The Company recognized a share based compensation expense of $152,069 for the year ended December 31, 2023 (the share price on grant date was $CAD 0.230).

No RSUs were granted during the years ended December 31, 2022 and 2021.

iv) Deferred share units

From the available 2,500,000 deferred share units (“DSUs”) under the Omnibus plan, 1,537,255 DSUs were granted to the directors of the Company during the year ended December 31, 2023. These granted DSUs vested immediately, the Company accounted initially, based on the share price (CAD$ 0.23) of the Company on the grant date, for a share-based compensation expense of $263,000 and a corresponding share-based compensation liability. At period end December 31, 2023, the share-based compensation expense and share-based compensation liability were revalued to $244,000 based on the market value of the Company’s share (CAD$ 0.210). No DSUs were granted during the years ended December 31, 2022 and 2021.

(d) Warrants:

At December 31, 2023, the Company had outstanding warrants as follows:

Exercise Prices (CAD$)	Expiry Dates	Outstanding at December 31, 2022	Issued	Exercised	Expired	Outstanding at December 31, 2023
$0.75	October 28, 2023	638,510	-	-	638,510	-

At December 31, 2022, the Company had outstanding warrants as follows:

Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2021	Issued	Exercised	Expired	December 31, 2022

$0.65	October 7, 2022	4,000,000	-	-	(4,000,000)	-

$0.65	November 12, 2022	6,500,000	-	-	(6,500,000)	-

$0.65	November 12, 2022	385,200	-	-	(385,200)	-

$0.75	October 28, 2023	638,510		-	-	638,510

		11,523,710	-	-	(10,885,200)	638,510

At December 31, 2021, the Company had outstanding warrants as follows:

Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2020	Issued	Exercised	Expired	December 31, 2021

$0.30	July 23, 2021	301,624	-	(301,624)	-	-

$0.65	October 7, 2022	4,000,000	-	-	-	4,000,000

$0.65	November 12, 2022	6,500,000	-	-	-	6,500,000

$0.65	November 12, 2022	385,200	-	-	-	385,200

$0.75	October 28, 2023	-	638,510	-	-	638,510

		11,186,824	638,510	(301,624)	-	11,523,710